NOTE 10 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes
NOTE 10 - SUBSEQUENT EVENTS

NOTE 10-SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC and has determined that there are no such events that warrant disclosure or recognition in the financial statements.